Term loans	12 Months Ended
Dec. 31, 2022
Term loans
Term loans
Economic
Development Agency Other Term Other Term
Canada
Emergency Business
of Canada Loan
1
Loans
2
Loans
3
Account Loan
4
Total
$ $ $ $ $
Balance, December 31, 2020 75,800 36,907 — — 112,707
Assumed through business combination — — 36,520 50,000 86,520
Accretion 12,185 — — — 12,185
Payments — (12,207) (8,300) — (20,507)
Balance, December 31, 2021 87,985 24,700 28,220 50,000 190,905
Additions 292,941 292,941
Discounting (89,085) — — — (89,085)
Accretion 28,229 — — — 28,229
Payments — (13,083) (19,920) — (33,003)
Balance, December 31, 2022 320,070 11,617 8,300 50,000 389,987
Less current portion — (11,617) (8,300) (50,000) (69,917)
Balance, December 31, 2022 320,070 — — — 320,070
21. Term

loans
1

maturing in 2029, non-interest bearing, payable

in equal instalments from April 2024 to March 2029.
2
maturing October 23, 2023

bearing interest at

a rate

of
6.95
% per

annum, payable in monthly

instalments of $
1,200

secured by

automobile (carrying
amount of $ 10,795

as at December 31, 2022)
3

maturing in May 2023, payable in monthly instalments

of $
1,660 , bearing interest at 7.45%
4

loan bearing
no

interest and
no

minimum repayment, if repaid by December 2023
Economic Development Agency of Canada Loan
On

March 5,

2020,

the

Company

entered

into

a

repayable

contribution

agreement

up

to

$
450,000

under

the

Regional
Economic

Growth

through

Innovation

program

from

the

Economic

Development

Agency

of

Canada

(“EDC”).

The
contribution is

repayable in
60

equal monthly instalments due

and payable
24 months

following the

completion of

the project.
During

the year

ended

December 31,

2022,

the

Company

received

contributions

totalling

$
292,941
.

The

loan

was
discounted using the effective

interest method using a

rate of
8
% as it is non-interest

bearing. The difference

between the
discounted

amount

and

the

proceeds

received

of $
89,085

represents

government

assistance

and

is accounted

for as

a
reduction of the property and equipment.
Canada Emergency Business Account ("CEBA") Loan
The Company's

subsidiary participated

in the

CEBA program

whereby it

obtained an

interest free

and partially

forgivable
loan. The loan

bears
no

interest and
no

minimum repayment

terms, and

one third of

the loan

amount is forgiven

if repaid
by December 31,

2023. The

unpaid balance,

if any,

at December 31,

2023 would

be converted

to a
24
-month term

loan
bearing interest at 5 % and be reimbursed entirely by December 31, 2025.